Organization and Principal Activities	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Organization and Principal Activities Disclosure

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ku6 Media Co., Ltd. (the “Company”), a Cayman Islands corporation, together with its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”) provides online advertising services and promotional marketing services in China via its online video sharing platform, www.ku6.com. The Group’s business model focuses on the delivery of video content (principally user-generated content, or “UGC”) to end users; via the associated web traffic, the Group is able to create multiple opportunities for advertisers and business partners to market to the Group’s user base in exchange for fees received by the Group.

Organization

As of December 31, 2014, the Group’s ownership structure is summarized as follows.

Name of Major Subsidiaries, Variable Interest Entities and Affiliate(s)	Date of incorporation	Percentage of ownership

Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/A
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/A
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December 14, 2011	N/A
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/A
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%
Bale Interactive (Beijing) Culture Media Co., Ltd. (“Bale”)	April 10, 2012	7%

Business developments

Historically, including through early 2014, Shanda Interactive Entertainment Limited (“Shanda”), a leading interactive entertainment media company in China, held a controlling ownership interest in the Group.  As of December 31, 2013, Shanda’s equity interest in the Company was 70.5%.

Pursuant to a strategic change in the Group’s business model in 2011, the Group (1) appointed Shanghai Shengyue Advertising Ltd. (“Shengyue”), a wholly owned subsidiary of Shanda at the time, as the Group’s primary agent for the sale of online advertising services, and (2) changed its business focus from purchasing long-form licensed video content to relying more on UGC and short-form video content.  Shengyue operated an advertising system known as Application Advertisement (“AA”) and charged advertisement fees to its end customers based on the advertising effects, including but not limited to views, clicks, responses, etc. (“performance advertisement”).  After the appointment of Shengyue as its primary sales agent, the Group relied on Shengyue to sell online advertising services for all but a small portion of its capacity and relied upon  contract terms which provided for fixed minimum advertising revenue guarantees.  This business strategy involving Shengyue continued through mid-2014.  The Group generated advertising revenues of $12.5 million, $12.4 million, and $2.7 million from Shengyue for the years ended December 31, 2012, 2013, and 2014 respectively, representing 88.4%, 94.4%, and 31.5% of  net revenues, respectively, for those periods.

On March 31, 2014, Shanda Media, the affiliate of Shanda directly owning Shanda’s share of the Company’s equity, entered into an agreement with Mr. Xudong Xu (“Mr. Xu”) to transfer approximately 41% of the Company’s total outstanding ordinary shares, or 1,938,360,784 shares, to Mr. Xu in exchange for a contemporaneously dated promissory note with a maturity of three years pursuant to which Mr. Xu committed to repay, in cash, the purchase value of the shares approximating $47 million (based upon an average of share prices immediately preceding the share transfer) to Shanda Media (the “Share Purchase Transaction”). The promissory note which was used by Mr. Xu to finance the purchase of the shares was accompanied by a share pledge in favor of Shanda Media. Additionally, Mr. Xu has granted powers of attorney and voting proxy to Shanda Media, which may be exercised only upon occurrence of an event of default which is continuing, in order to more effectively secure the obligations under the promissory note.  The share transfer was completed on April 3, 2014 and decreased Shanda’s ownership percentage to 29.5%, thus discontinuing Shanda’s controlling majority shareholder status.  While Shanda is no longer the controlling shareholder of the Group, it continues to be a related party (Note 11).  As of December 31, 2014, Mr. Xu’s equity interest in the Company was 41%, and Shanda’s equity interest in the Company was 29%.

In connection with the Share Purchase Transaction, Shanda, through its affiliate, extended a loan of $3.2 million (RMB20.0 million) to the Group on April 3, 2014. This loan was interest-free and originally due on April 2, 2015. Shanda waived the Group’s obligation to repay this loan in order to satisfy one of the closing conditions under the share purchase agreement for the Share Purchase Transaction. Also, existing related party receivables due from an affiliate of Shanda, amounting to $1.2 million, were forgiven by the Group as part of the $3.2 million (RMB20.0 million) promised monies. The total net benefit, amounting to $2.0 million, from the aforementioned transactions was reflected as an equity contribution in the accompanying consolidated statement of shareholders’ deficit. On April 10, 2014, the Group received cash of RMB20.0 million from Shanda.

On May 19, 2014, Shanda, through its affiliate, entered into an agreement to provide a loan of $3.4 million (RMB21.4 million) to the Group. This loan was interest-free and originally due within twelve months. Similar to the previous loan in early April, this loan was immediately waived as to repayment. As part of the loan transaction, existing related party payables to certain affiliates of Shanda, amounting to $0.8 million (RMB5.3 million), were waived as to repayment as part of the $3.4 million (RMB21.4 million) promised loan monies. The total benefit from the waived loans and payables of $3.4 million (RMB21.4 million) was reflected as an equity contribution in the accompanying consolidated statement of shareholders’ deficit. On May 30, 2014, the Group received cash of $2.6 million (RMB16.1 million) from Shanda, representing the promised monies of $3.4 million (RMB21.4 million) less the forgone existing related party payables of $0.8 million (RMB5.3 million).  The $3.2 million received as described in the foregoing paragraph and the $2.6 million received in May were characterized as a financing cash inflow in the accompanying consolidated statement of cash flows.

In connection with the Share Purchase Transaction, Mr. Xu committed to procure additional equity or debt financing of no less than $10.0 million by October 30, 2014. In light of improvements in operating cash flows in the fourth quarter of 2014, the Group opted to borrow RMB30.0 million ($4.8 million) instead from Mr.  Xu. Therefore, on February 2, 2015, the Group entered into a loan agreement with Mr. Xu, pursuant to which Mr. Xu agreed to provide a loan of RMB30.0 million to the Group. The term of the loan is one year, with principal repayable at the maturity date of February 2, 2016. The loan bears interest at a rate of 6.5% per annum, which is payable at maturity. The Group received RMB30.0 million on March 4, 2015.

The Share Purchase Transaction was undertaken in the context of adopting fundamental changes to the Group’s business strategy, with the following major changes having occurred since that time.

(a) Advertising Agency Agreement with Shengyue

·                  On April 30, 2014, the Group entered into a new advertising agency agreement with Shengyue, which was no longer owned by Shanda Interactive following Shanda Interactive’s sale of the business to an outside party (after the transfer of ownership, “New Shengyue”); accordingly, New Shengyue became an independent third party. Pursuant to the new agreement, the minimum guaranteed advertising revenue amount was substantially lower than that under the previous advertising agency agreement with Shengyue prior to March 31, 2014 (when Shengyue was a related party). This new advertising agency agreement was effective from April 25 and was to expire on December 31, 2014.

·                  On August 14, 2014, the Group sent a written notice to New Shengyue terminating the new advertising agency agreement. According to the notice of termination, the advertising agency agreement was terminated on August 28, 2014. There were no financial penalties associated with the termination payable by the Group. Contemporaneous with the termination of the new advertising agency agreement with New Shengyue, the Group re-evaluated the collectability of the remaining receivables from Shengyue associated with both the old and new advertising agency agreements (pre-April 2014 and post-April 2014) and concluded that such receivables were likely not collectible. This evaluation excluded amounts received in cash during the second quarter of 2014. Accordingly, the remaining accounts receivable associated with the two advertising agency agreements are fully provided for. The Group recorded a provision of $0.92 million (RMB5.71 million) for all remaining receivables under the old advertising agency agreement with Shengyue (emanating from the time Shengyue was owned by Shanda Interactive) during the second quarter of 2014 given the subsequent termination in August.  Following the termination, the Group further evaluated remaining receivables due pursuant to the new Shengyue advertising agreement and recorded a provision of $0.05 million (RMB0.35 million) in the third quarter of 2014 for all remaining receivables under the this advertising agency agreement with Shengyue that was terminated August 28, 2014.

(b) Advertising Agency Agreement with Third Party Huzhong

·                  On August 29, 2014, the Group entered into an advertising agency agreement with Huzhong Advertising (Shanghai) Ltd. (“Huzhong”), an unrelated third party, pursuant to which Huzhong has agreed to act as the Group’s exclusive advertising agent for standard media resources and as a non-exclusive advertising agent for highly interactive advertising resources. According to the agreement, the Group has agreed to guarantee a certain amount of web traffic per day. In return, Huzhong guarantees to the Group a minimum amount of advertising revenues per day. The minimum guarantee amount under this agreement is higher than that under the agency agreement with New Shengyue terminated on August 28, 2014. If the Group fails to meet the web traffic target, the minimum guarantee amount will be adjusted downward proportionally. Huzhong will prepay 50% of the minimum guaranteed amounts with the Group prior to the beginning of each month, and the balance will be settled monthly. The advertising agency agreement started on August 29, 2014 and will expire on December 31, 2017.

(c) Revenue Sharing Cooperation with Related Party Qinhe

·                  On April 30, 2014, the Group entered into an agreement with related party Shanghai Qinhe Internet Technology Software Development Co., Ltd., (“Qinhe”), a company controlled by Mr. Xu, which operates iSpeak, a social platform that allows users to engage in real-time online group activities through voice, text and video. This agreement stipulates that the Group will assist Qinhe by providing online game marketing services. Qinhe will share a portion of its profits that are generated from the Group’s video viewers who play Qinhe’s games after linking to them through advertisements on the Group’s websites. Profits are calculated as revenues from the games operated by Qinhe, net of licensing fees payable to game developers. The Group has provided these game marketing services to Qinhe from April 3, 2014 onward. This agreement expired on March 31, 2015 and was not renewed.

·                  On May 4, 2014, the Group entered into a separate agreement with Qinhe to provide interactive entertainment marketing services under a similar arrangement to that described above. Pursuant to this agreement, the Group will share a certain percentage of Qinhe’s revenues generated from its video viewers who visit the iSpeak platform by linking thereto from advertisements on the Group’s website and spend monies with iSpeak. On May 4, 2014, the Group started to provide these marketing services to Qinhe.

·                  On September 15, 2014, the Group signed a supplemental agreement to the interactive entertainment marketing services agreement mentioned in the preceding paragraph. The purpose of the supplemental agreement was to permit Qinhe greater operational capabilities to manage and operate the ishow.ku6.com subdomain of domain ku6.com on its own in order to drive further user referrals from Ku6 to Qinhe. Pursuant to this supplemental agreement, Qinhe agreed to pay additional guaranteed revenue amounts, stated in monthly terms, from July 2014 to December 2014. The guaranteed amounts, which are intended to compensate Ku6 for its resource costs in operating the relevant infrastructure, are in addition to the sharing amounts described in the preceding paragraph and do not result in any changes to the sharing terms in the original agreement. In addition, the original interactive entertainment marketing services agreement was extended to December 31, 2015. Under the extended agreement Qinhe will not be required to pay any guaranteed revenue amounts from January 1, 2015.